Expense Example - Transamerica ProFund UltraBear VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	100	336	590	1,319	125	414	724	1,603